VALUATION ALLOWANCES (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance For Doubtful And Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 7,579	¥ 7,073	¥ 7,093
Charged to Costs or Expenses	6,704	6,893	4,900
Charged (Credited) to Other Accounts	264	352	734
Charge-offs	(6,833)	(6,739)	(5,654)
Balance at End of Year	7,714	7,579	7,073
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,623	4,545	4,951
Charged to Costs or Expenses	605	522	969
Charged (Credited) to Other Accounts	(147)	251	320
Charge-offs	(718)	(695)	(1,695)
Balance at End of Year	4,363	4,623	4,545
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,956	2,528	2,142
Charged to Costs or Expenses	6,099	6,371	3,931
Charged (Credited) to Other Accounts	411	101	414
Charge-offs	(6,115)	(6,044)	(3,959)
Balance at End of Year	¥ 3,351	¥ 2,956	¥ 2,528